Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2011	11,923	20,718	32,641
Additions	457	4,069	4,526
Amortization	(526)	(3,936)	(4,462)
Write-off	(14)	(531)	(545)
Balance, June 30, 2012	11,840	20,320	32,160